Net Withdrawals By Contract Owners	12 Months Ended
Dec. 31, 2011
Net Withdrawals By Contract Owners [Abstract]
Net Withdrawals By Contract Owners

Note 4: Net Withdrawals by Contract Owners

Net contract owner withdrawals for the real estate investment option in Prudential's variable insurance and variable annuity products for the years ended December 31, 2011, 2010 and 2009 were as follows:

2011:

	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	TOTAL
Contract Owner Net Payments:	$8,209	$3,330,967	$3,339,176
Policy Loans:	0	(1,126,217)	(1,126,217)
Policy Loan Repayments and Interest:	0	1,140,444	1,140,444
Surrenders, Withdrawals, and Death Benefits:	(220,272)	(2,300,367)	(2,520,639)
Net Transfers From "To" Other Subaccounts or Fixed Rate Option:	4,956	372,165	377,121
Administrative and Other Charges:	(800)	(1,847,602)	(1,848,402)

Net Withdrawals by Contract Owners	$(207,907)	$(430,610)	$(638,517)

2010:

	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	TOTAL
Contract Owner Net Payments:	$3,729	$3,232,631	$3,236,360
Policy Loans:	0	(1,108,792)	(1,108,792)
Policy Loan Repayments and Interest:	0	1,228,010	1,228,010
Surrenders, Withdrawals, and Death Benefits:	(234,971)	(2,079,278)	(2,314,249)
Net Transfers From "To" Other Subaccounts or Fixed Rate Option:	91,019	14,972	105,991
Administrative and Other Charges:	(971)	(1,892,505)	(1,893,476)

Net Withdrawals by Contract Owners	$(141,194)	$(604,962)	$(746,156)

2009:

	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	TOTAL
Contract Owner Net Payments:	$5,049	$4,280,805	$4,285,854
Policy Loans:	0	(1,180,434)	(1,180,434)
Policy Loan Repayments and Interest:	0	1,983,523	1,983,523
Surrenders, Withdrawals, and Death Benefits:	(162,757)	(4,254,726)	(4,417,483)
Net Transfers From "To" Other Subaccounts or Fixed Rate Option:	(59,037)	(584,477)	(643,514)
Administrative and Other Charges:	(1,247)	(2,315,560)	(2,316,807)

Net Withdrawals by Contract Owners	$(217,992)	$(2,070,869)	$(2,288,861)